Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 200	$ 457	$ 200	$ 466
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	5	(4)	5	(13)
Settlement of convertible note receivable	(143)	0	(143)	0
Fair value at the end of the period	62	453	62	453
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	34	33	34	32
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	5	0	5	1
Settlement of convertible note receivable	(39)	0	(39)	0
Fair value at the end of the period	$ 0	$ 33	$ 0	$ 33